Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based compensation

20. Share-based compensation

Share Option Plan

In November 2024, the Company adopted a share incentive plan, or the 2024 Share Incentive Plan, which was amended and restated in July 2025, or the Amended and Restated 2024 Share Incentive Plan. The purpose of the plan is to secure and retain the services of valuable employees, directors or consultants and provide incentives for such persons to exert their best efforts for the success of the Company. Under the Amended and Restated 2024 Incentive Plan, the Company is authorized to issue an aggregate of 23,000,000 (5,750,000 after Reverse Stock Split) ordinary shares. During the year ended December 31, 2025, the Company granted 1,925,475 options under the Amended and Restated 2024 Incentive Plan, 1,500,000 options of which were granted to certain directors and officers of the Company.

The following summarize the terms of the Amended and Restated 2024 Incentive Plan.

Types of Awards: The Amended and Restated 2024 Share Incentive Plan permits the awards of options, restricted shares, restricted share units and others approved by the administrator.

Plan Administration: The chief executive officer of the Company or a committee approved and appointed by our board of directors will administer the Amended and Restated 2024 Share Incentive Plan. The plan administrator will determine, among others, the participants to receive awards, the number of share to be covered by each award, the form of award agreements, and the terms and conditions of each award.

Eligibility: The Company may grant awards to its employees, consultants and directors.

Award Agreement: Awards granted under the Amended and Restated 2024 Share Incentive Plan are evidenced by an options award agreement, restricted shares award agreement or restricted share units award agreement, as applicable, that sets forth the terms, conditions and limitations for each award, which may include the term of the award, the provisions applicable in the event that the awardee’s employment or service terminates, and authority to unilaterally or bilaterally amend, modify, suspend, cancel or rescind the award.

Vesting Schedule: In general, the plan administrator determines the vesting schedule, which is set forth in the award agreement.

Service-based options generally vest over four years, whereby 25% of the options vest on the first anniversary of the grant date, and the remaining 75% vest on a straight-line basis over the remaining 36 months. Certain awards vest on a monthly straight-line basis over a one-year service period.

Performance-based options vest when the shares of the Company have been listed and traded on a stock exchange, or reach other liquidity event. Market-based awards vest when the market conditions are ultimately met, provided that the requisite service period is completed.

Exercise of Awards. The plan administrator determines the exercise or purchase price, as applicable, the payment methods and the time or times of exercise, for each award, which are stated in the relevant award agreement. However, the maximum exercisable term is ten years from the date of grant.

Transfer Restrictions. Awards may not be transferred in any manner by the participant other than in accordance with the exceptions provided in the Amended and Restated 2024 Share Incentive Plan, applicable law or the relevant award agreement.

Exercise Price. The exercise price for both service-based awards option and performance-based awards option is US$0.01 (US$0.04 after Reverse Stock Split) per share. The exercise price for market-based award options is US$0.01 per share.

Expiration Date. The service-based award options will expire on the fifth (5th) anniversary of the grant date, the performance-based award options will expire on the third (3rd) anniversary of the grant date, and the market-based award options will expire on the sixth (6th) anniversary of the grant date.

The fair values of service-based and performance-based awards are estimated on the date of grant using the Binomial option pricing model, and the fair values of market-based awards are estimated using the Monte Carlo simulation model, based on the assumptions noted in the table below.

The following assumptions were used for service-based and performance-based options granted during the years ended December 31, 2024 and 2025:

	Year ended December 31, 2024	Year ended December 31, 2025
Risk-free interest rate	4.1%	4.3%
Illiquidity Discount	30%	20%
Expected stock price volatility	89%	89%
Dividend yield	0%	0%
Expected terms
Service-based awards	5 years	5 years
Performance-based awards	3 years	3 years
Expected exercise price per share, in USD	0.04	0.01
Maximum exercise multiple	2.8	2.2

The following assumptions were used for market-based options granted during the year ended December 31, 2025:

Year ended December 31, 2025
Risk-free interest rate	4.0%
Expected stock price volatility	67%
Dividend yield	0%
Expected terms	6 years
Expected exercise price per share, in USD	0.01
Maximum exercise multiple	2.8

The summary of the activity of share options during the years ended December 31, 2024 and 2025 is as follows giving retroactive effect to the Reverse Stock Split:

Share Options	Number of Options	Weighted Average Exercise Price per share	Weighted- Average Remaining Contractual Term	Weighted- average grant-date fair value	Aggregate Intrinsic Value
		(USD)	(Years)	(USD)	(USD)
Service-based Share Options
Outstanding at January 1, 2024	—	—	—	—	—
Granted	1,963,750	0.04	—	3.72	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2024	1,963,750	0.04	4.91	3.72	7,236,812
Granted	412,975	0.04	—	10.00	—
Exercised	(38,747)	—	—	5.08	—
Forfeited	(103,750)	—	—	7.21	—
Outstanding at December 31, 2025	2,234,228	0.04	4.00	4.70	19,772,918
Performance-based Share Options
Outstanding at January 1, 2024	—	—	—	—	—
Granted	582,000	0.04	—	3.72	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2024	582,000	0.04	2.91	3.72	2,142,924
Granted	12,500	0.04	—	4.26	—
Exercised	(267,500)	—	—	—	—
Forfeited	(1,625)	—	—	—	—
Outstanding at December 31, 2025	325,375	0.04	1.92	3.72	2,879,569
Market-based Share Options
Outstanding at January 1, 2025	—	—	—	—	—
Granted	1,500,000	0.01	—	7.25	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2025	1,500,000	0.01	—	7.25	13,320,000

For the year ended December 31, 2024 and 2025, the Company recorded share-based compensation expense of US$129,446 and US$4,766,783, of which US$65,537 and US$1,384,956 was attributable to key management personnel.

The share-based compensation expense is classified as follows in the combined and consolidated statements of operations:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
(in USD)	2023	2024	2025
Technology and development	—	1,610	159,832
Sales and marketing	—	15,663	192,280
General and administrative	—	112,173	4,414,671
Total share-based compensation expenses	—	129,446	4,766,783